CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2014		Dec. 31, 2013		Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 1,819,000		$ 2,263,000		$ 1,230,034
Restricted cash	0		38,000		13,422
Short-term bank deposits	166,000		154,000		21,566
Other accounts receivable and prepaid expenses	355,000		475,000		401,522
Inventory	22,000		0
Total current assets	2,362,000		2,930,000		1,666,544
LEASE DEPOSITS	49,000		41,000		31,545
PROPERTY AND EQUIPMENT, NET	991,000		1,145,000		617,364
Total assets	3,402,000		4,116,000		2,315,453
CURRENT LIABILITIES:
Trade payables	681,000		586,000		250,352
Other accounts payable and accrued expenses	1,095,000		920,000		316,403
Total current liabilities	1,776,000		1,506,000		566,755
LIABILITY RELATED TO WARRANTS	5,379,000		2,696,000		2,817,741
COMMITMENTS AND CONTINGENT LIABILITIES
STOCKHOLDERS' EQUITY DEFICIT:
Common Stock of $0.0001 par value - Authorized: 80,000,000 (unaudited) shares at June 30, 2014 and 45,000,000 shares at December 31, 2013 and 2012; Issued and Outstanding: 4,602,797 (unaudited), 4,014,381 and 2,909,554 shares at June 30, 2014, December 31, 2013 and 2012, respectively		[1]		[1]	292
Preferred Stock of $0.0001 par value - Authorized: 5,000,000 shares at June 30, 2014, December 31, 2013 and 2012; Issued: None at June 30, 2014, December 31, 2013 and 2012; Outstanding: None at June 30, 2014, December 31, 2013 and 2012	0		0		0
Additional paid-in capital	22,488,000		19,917,000		5,002,587
Deficit accumulated during the development stage	(26,241,000)		(20,003,000)		(6,071,922)
Total stockholders' deficit	(3,753,000)		(86,000)		(1,069,043)
Total liabilities and stockholders' deficit	$ 3,402,000		$ 4,116,000		$ 2,315,453

[1]	Represent an amount lower than $1.